Recapitalization (Tables)	9 Months Ended
Sep. 30, 2025
Recapitalization [Abstract]
Schedule of Business Combination of Cash Flows and Stockholders Equity

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity:

Cash-Trust Account, net of redemptions	$1,276
Less: transaction costs and professional fees, paid directly from Trust Account	1,274
Net proceeds received from Trust	2
Less: private and representative warrant liabilities	(1,193)
Less: related party notes	(41)
Less: related party notes - working capital loan	(2,162)
Less: related party notes - PIPE Subscription Agreement	(3,898)
Less: excise tax payable	(1,953)
Less: accounts payable and accrued expenses	(3,102)
Reverse recapitalization, net	$(12,346)

Schedule of Common Stock to be issued of the Business Combination

The number of shares of Common Stock to be issued following the consummation of the Business Combination were:

Class A Common Stock
NVAC Public Shares, outstanding prior to the Business Combination	101,777
Less: Redemption of NVAC Class A common stock	(400)
Public shares of NVAC	101,377
NVAC Founder Shares, outstanding prior the Business Combination	4,033,520
NVAC Representative Shares converted to Class A Common shares	450,000
NVAC Shares from Rights converted to Class A common shares	1,897,500
Business Combination shares
Profusa Shares	8,593,991
Issuance of shares in connection with PIPE	2,901,833
Conversion of notes into shares	14,782,446
Common Stock immediately after the Business Combination	32,760,667

Schedule of Profusa Shares

The number of Profusa Shares was determined as follows:

	Legacy Profusa Shares	Profusa Shares after conversion ratio
Preferred Stock	17,863,934	6,178,315
Class A Common Stock	5,604,651	2,415,676
Total	23,468,585	8,593,991